RELATED PARTY TRANSACTIONS (Details Narrative 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Consulting fees - related party	$ 0	$ 0	$ 0	$ 0	$ 0	$ 12,340,615
Accrued related party management fee	$ 0		0		17,840,615	17,840,615
Principal balance of note					74,000	$ 74,000
Proceeds from related party			$ 0	$ 50,000	$ 50,000
On January 1, 2016 [Member]
Stock options awarded					857,464
On January 1, 2016 [Member] | Series A Preferred Stock [Member]
Stock options awarded					290,513